Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Total revenue	$ 14	$ 31	$ 79	$ 62	$ 93	$ 93	$ 120	$ 63
Operating expenses:
Research and development	558	1,665	1,602	2,656	2,160	4,321	4,879	1,898
Selling, general and administrative	6,631	2,721	8,970	4,919	15,601	7,640	10,272	6,895
Total operating expenses	7,189	4,386	10,572	7,575	17,761	11,961	15,151	8,793
Loss from operations	(7,175)	(4,355)	(10,493)	(7,513)	(17,668)	(11,868)	(15,031)	(8,730)
Non-cash change in fair value of convertible debentures	(3,697)	(22,571)	(24,483)	(2,319)	(28,180)	(24,890)	(21,703)
Change in fair value of warrant liability	1,349				1,349
Change in fair value of forward purchase derivative	(1,284)				(1,284)
Other expense	(46)	(2)	(104)	(29)	(150)	(31)	(236)	16
Interest expense	(424)	(313)	(826)	(512)	(1,250)	(825)	(1,118)	61
Total other expense	(4,102)	(22,886)	(25,413)	(2,860)	(29,515)	(25,746)	(23,457)	77
Investment impairment							(400)
Loss before income taxes	(11,277)	(27,241)	(35,906)	(10,373)	(47,183)	(37,614)	(38,488)	(8,653)
Provision for income taxes
Net loss	$ (11,277)	$ (27,241)	$ (35,906)	$ (10,373)	$ (47,183)	$ (37,614)	$ (38,488)	$ (8,653)
Net loss per Class A common stock, basic and diluted (in Dollars per share)	$ (1.84)	$ (4.68)	$ (15.76)	$ (5.17)	$ (7.9)	$ (6.47)	$ (19.06)	$ (4.33)